Financial instruments - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Derivative [Line Items]
Carrying value, long-term debt	$ 3,081,990,000		$ 3,081,990,000		$ 3,357,841,000
Fair value of other long-term liabilities, excluding deferred gains, deferred financing fees and other	504,590,000		504,590,000		346,138,000
Carrying value of other long-term liabilities, excluding deferred gains, deferred financing fees and other	505,110,000		505,110,000		342,767,000
Carrying amount of vessels held for use	6,437,196,000		6,437,196,000		6,358,744,000
Vessel impairments	202,775,000	$ 0	202,775,000	$ 0
Payments for swap terminations	27,616,000		27,616,000
Restricted cash	2,239,000		2,239,000		2,095,000
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings			2,311,000
Swaption [Member] | Swaption Agreements [Member]
Derivative [Line Items]
Asset due to restructured swaption agreements	$ 11,300,000		$ 11,300,000
Swaption Counterparty A [Member]
Derivative [Line Items]
Effective date			Mar. 02, 2017
Fixed per annum rate swapped for LIBOR	0.50%		0.50%
Derivative, notional amount	$ 200,000,000		$ 200,000,000
Swaption Counterparty B [Member]
Derivative [Line Items]
Effective date			Mar. 02, 2017
Fixed per annum rate swapped for LIBOR	1.183%		1.183%
Derivative, notional amount	$ 200,000,000		$ 200,000,000
Foreign Exchange Contract [Member]
Derivative [Line Items]
Notional amount on foreign exchange forward contract	7,000,000		7,000,000		15,200,000
Fair value of financial instruments asset	219,000		219,000		0
Fair value of financial instruments liability	5,000		5,000		1,260,000
Vessels [Member]
Derivative [Line Items]
Carrying amount of vessels held for use	6,136,517,000		6,136,517,000		6,149,625,000
Fair Value Measured on Non-recurring Basis [Member] | Vessels [Member]
Derivative [Line Items]
Carrying amount of vessels held for use	419,413,000		419,413,000
Vessel impairments	202,775,000		202,775,000
Fair Value Measured on Non-recurring Basis [Member] | Level 2 [Member] | Vessels [Member]
Derivative [Line Items]
Fair value of vessels held for use	216,638,000		216,638,000
Senior Unsecured Notes [Member]
Derivative [Line Items]
Carrying value, long-term debt	345,000,000		345,000,000		345,000,000
Fair value, long-term debt	350,520,000		350,520,000		335,340,000
Revolving and Term Loan Credit Facilities [Member]
Derivative [Line Items]
Fair value, long-term debt excluding deferred financing fees	2,609,900,000		2,609,900,000		2,999,746,000
Carrying value, long-term debt	$ 2,759,418,000		$ 2,759,418,000		$ 3,042,195,000